Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019
Other Current Liabilities
Accrued expenses	¥ 265,212	$ 41,617	¥ 142,315
Advance from customers	26,435	4,148	32,483
Deposits from other business	6,634	1,041	5,955
Payable to individual investors of other business	10,831	1,700	24,062
Payable for purchases of property and equipment	44,875	7,042	1,662
Other tax payable	71,939	11,289	68,557
Operating lease liability - current	¥ 91,288	$ 14,325	¥ 86,472
Current portion of lease liabilities, extensible list	Total	Total	Total	Total
Payable to individual for trust service	¥ 26,928	$ 4,226	¥ 294
Payables to suppliers	71,590	11,234	53,627
Other payables	33,523	5,260	17,223
Total	¥ 649,255	$ 101,882	¥ 432,650